OPERATIONS - Additional Information (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Aug. 02, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of joint ventures [line items]
Net income from the FiBrasil operation, including goodwill write-off (note 1.c)		R$ 416,577
Income before taxes		5,959,529	R$ 6,008,234	R$ 6,394,535
Acquired Base price subject to price adjustment		15,700,000
Acquired related to present value of acquisition price of transition services		756,000
Acquired referring to present value of Contract for Supply of Capacity for Transmission of Telecommunications Signals under Industrial Exploration Regime		R$ 819,000
TC&CT
Disclosure of joint ventures [line items]
Ownership interest in jointly-controlled subsidiary (as a percent)		50.00%
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
Disclosure of joint ventures [line items]
Ownership interest in jointly-controlled subsidiary (as a percent)		25.00%
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | Effects on the Entity's Investments [Member]
Disclosure of joint ventures [line items]
Write-off cost for the sale of equity interest		R$ 95,817
Shares issued		1,199,900
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | Effects on Entity's Result [Member]
Disclosure of joint ventures [line items]
Net income from the FiBrasil operation, including goodwill write-off (note 1.c)		R$ 416,577
Income before taxes		R$ 536,283
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | TEF Infra
Disclosure of joint ventures [line items]
Ownership interest in jointly-controlled subsidiary (as a percent)		25.00%
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | TEF Infra | Effects on the Entity's Investments [Member]
Disclosure of joint ventures [line items]
Write-off cost for the sale of equity interest		R$ 95,817
Shares issued		499,999
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | TEF Infra | Effects on Entity's Result [Member]
Disclosure of joint ventures [line items]
Shares issued		499,999
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | CDPQ
Disclosure of joint ventures [line items]
Ownership interest in jointly-controlled subsidiary (as a percent)		50.00%
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | CDPQ | Effects on the Entity's Investments [Member]
Disclosure of joint ventures [line items]
Write-off cost for the sale of equity interest		R$ 38,327
Shares issued		200,000
FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil") | CDPQ | Effects on Entity's Result [Member]
Disclosure of joint ventures [line items]
Shares issued		200,000
CloudCo Brasil
Disclosure of joint ventures [line items]
Ownership interest in jointly-controlled subsidiary (as a percent)	50.01%
Balance (in shares)		100
CloudCo Brasil | Effects on Subsidiary and Joint Ventures Equity [Member]
Disclosure of joint ventures [line items]
Shares issued		319,900
Payment of Subscription of Capital in Cash		R$ 76,000
CloudCo Brasil | Effects on the Entity's Investments [Member]
Disclosure of joint ventures [line items]
Shares issued		319,900
CloudCo Brasil | TC&CT
Disclosure of joint ventures [line items]
Shares issued		64,949
Ownership interest in jointly-controlled subsidiary (as a percent)	49.99%
CloudCo Brasil | TC&CT | Effects on Subsidiary and Joint Ventures Equity [Member]
Disclosure of joint ventures [line items]
Shares issued		190.000
Payment of Subscription of Capital in Cash		R$ 76,000
Payment of Subscription of Capital in Cash Paid at Closing Date		25,000
Payment of Subscription of Capital in Cash upon Installments		51,000
CloudCo Brasil | TC&CT | Effects on the Entity's Investments [Member]
Disclosure of joint ventures [line items]
Write-off cost for the sale of equity interest		R$ 5,683
CloudCo Brasil | TC&CT | Effects on Entity's Equity [Member]
Disclosure of joint ventures [line items]
Shares issued		64,949
IoTco Brasil
Disclosure of joint ventures [line items]
Ownership interest in jointly-controlled subsidiary (as a percent)		50.01%
Balance (in shares)		100
IoTco Brasil | Effects on Subsidiary and Joint Ventures Equity [Member]
Disclosure of joint ventures [line items]
Payment of Subscription of Capital in Cash		R$ 94,943
Payment of Subscription of Capital in Cash Paid at Closing Date		20,000
Payment of Subscription of Capital in Cash upon Installments		R$ 74,943
IoTco Brasil | Effects on Entity's Equity [Member]
Disclosure of joint ventures [line items]
Shares issued		100
IoTco Brasil | TI&BDT
Disclosure of joint ventures [line items]
Ownership interest in jointly-controlled subsidiary (as a percent)		49.99%
IoTco Brasil | TI&BDT | Effects on Subsidiary and Joint Ventures Equity [Member]
Disclosure of joint ventures [line items]
Shares issued		499,800
Payment of Subscription of Capital in Cash		R$ 94,943